Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Registrant Name	dei_EntityRegistrantName	Prudential World Fund, Inc.
CIK	dei_EntityCentralIndexKey	0000741350
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 13, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 18, 2025
Prospectus Date	rr_ProspectusDate	Feb. 18, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Jennison Global Infrastructure Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGJAX
PGIM Jennison Global Infrastructure Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGJCX
PGIM Jennison Global Infrastructure Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGJZX
PGIM Jennison Global Infrastructure Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGJQX
PGIM Quant Solutions International Equity Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJRAX
PGIM Quant Solutions International Equity Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJRCX
PGIM Quant Solutions International Equity Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJIZX
PGIM Quant Solutions International Equity Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJRQX
PGIM Emerging Markets Debt Hard Currency Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDHAX
PGIM Emerging Markets Debt Hard Currency Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDHCX
PGIM Emerging Markets Debt Hard Currency Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDHVX
PGIM Emerging Markets Debt Hard Currency Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDHQX
PGIM Emerging Markets Debt Local Currency Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMDAX
PGIM Emerging Markets Debt Local Currency Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMDCX
PGIM Emerging Markets Debt Local Currency Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMDZX
PGIM Emerging Markets Debt Local Currency Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMDQX